Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Operating activities:
Net (loss)/income	$ (1,200,960)	$ 1,026,318	$ 1,056,583
Adjustments:
Depreciation of plant and equipment	28,399	30,786	18,557
Amortization of right-of-use assets – operating lease	22,116	23,020	22,160
Gain on disposal of plant and equipment			(6,410)
Expected credit loss allowance of contract assets	(6,446)	23,066	5,792
Expected credit loss allowance of accounts receivable	(214)	18,039	(685)
Long service payment (non-cash)	4,156	2,572	(2,912)
Deferred tax	(2,385)	(5,903)	(47,237)
Changes in working capital items:
Change in accounts receivable	(2,986,695)	839,583	(1,491,327)
Change in contract assets	(76,169)	(109,430)	(122,335)
Change in deposits and prepayments	(1,295,904)	(10,128)	1,282
Change in deferred offering cost	947,587	(947,587)
Change in accounts payable	(781,080)	(122,303)	1,124,290
Change in contract liabilities			(34,766)
Change in operating lease liabilities	(22,165)	2,615	(11,796)
Change in income tax payable	217,912	(199,369)	197,581
Change in amount due to a director	(117,390)	(6,700)	(230,769)
Change in accrued expenses	(458,547)	615,865	62,324
Cash (used in)/generated from operating activities	(5,727,785)	1,180,444	540,332
Investing activities:
Acquisition for plant and equipment		(41,086)
Proceeds from disposal of plant and equipment			6,410
Cash (used in) / generated from investing activities		(41,086)	6,410
Financing activities:
Issuance of ordinary shares	4,249,282	375,161
Principal payments for finance lease liabilities	(5,334)	(28,735)	(33,910)
Cash generated from/(used in) financing activities	4,243,948	346,426	(33,910)
Net (decrease)/increase in cash at banks	(1,483,837)	1,485,784	512,832
Cash at banks as of beginning of the year	2,376,362	890,578	377,746
Cash at banks as of the end of the year	892,525	2,376,362	890,578
Supplemental of Non-Cash Operating Activities
Cash paid for income tax		(475,943)	(32,725)
Cash paid for interest	(800)	(800)	(820)
Supplemental of Non-Cash Financing Activities
Lease liabilities arising from obtaining right-of-use assets			25,641
Issuance of ordinary shares in settlement of amount due to director		100
Lease liabilities arising from obtaining right-of-use assets